Financial Instruments - Summary of Company's Contractually Agreed (Undiscounted) Cash Flows Payable Under Financial Liabilities (Detail) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Maturity Analysis For Financial Liabilities [Line Items]
Bank borrowings, undiscounted cash flows	$ (0.3)	$ (1.9)
Trade and other payables, undiscounted cash flows	(286.8)	(204.6)
Taxes Payable Undiscounted Cash Flows	(30.1)	(14.4)
Government Loans Undiscounted Cash Flows	(254.2)	(189.7)
Financial Arrangement Undiscounted Cash Flow	(11.3)
Financial Liabilities Undiscounted Cash Flows	(591.0)	(416.4)
Provincial MENDM Loan [member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows	(8.3)	(5.8)
Year 1 [member]
Maturity Analysis For Financial Liabilities [Line Items]
Bank borrowings, undiscounted cash flows	(0.3)	(1.9)
Trade and other payables, undiscounted cash flows	(286.8)	(204.6)
Taxes Payable Undiscounted Cash Flows	(30.1)	(14.4)
Government Loans Undiscounted Cash Flows	(16.2)	(10.0)
Financial Arrangement Undiscounted Cash Flow	(0.9)
Financial Liabilities Undiscounted Cash Flows	(335.2)	(230.9)
Year 1 [member] | Provincial MENDM Loan [member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows	(0.9)	0.0
Year 2 [member]
Maturity Analysis For Financial Liabilities [Line Items]
Bank borrowings, undiscounted cash flows	0.0	0.0
Trade and other payables, undiscounted cash flows	0.0	0.0
Taxes Payable Undiscounted Cash Flows	0.0	0.0
Government Loans Undiscounted Cash Flows	(25.0)	(18.1)
Financial Arrangement Undiscounted Cash Flow	(1.0)
Financial Liabilities Undiscounted Cash Flows	(28.1)	(18.7)
Year 2 [member] | Provincial MENDM Loan [member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows	(2.1)	(0.6)
Years 3 to 5 [member]
Maturity Analysis For Financial Liabilities [Line Items]
Bank borrowings, undiscounted cash flows	0.0	0.0
Trade and other payables, undiscounted cash flows	0.0	0.0
Taxes Payable Undiscounted Cash Flows	0.0	0.0
Government Loans Undiscounted Cash Flows	(61.7)	(79.8)
Financial Arrangement Undiscounted Cash Flow	(9.4)
Financial Liabilities Undiscounted Cash Flows	(76.4)	(85.0)
Years 3 to 5 [member] | Provincial MENDM Loan [member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows	(5.3)	(5.2)
Greater than 5 Years [member]
Maturity Analysis For Financial Liabilities [Line Items]
Bank borrowings, undiscounted cash flows	0.0	0.0
Trade and other payables, undiscounted cash flows	0.0	0.0
Taxes Payable Undiscounted Cash Flows	0.0	0.0
Government Loans Undiscounted Cash Flows	(151.3)	(81.8)
Financial Arrangement Undiscounted Cash Flow	0.0
Financial Liabilities Undiscounted Cash Flows	(151.3)	(81.8)
Greater than 5 Years [member] | Provincial MENDM Loan [member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest Payable Undiscounted Cash Flows	0.0	0.0
Carrying Amount [member]
Maturity Analysis For Financial Liabilities [Line Items]
Revolving Credit Facility	0.3	1.9
Accounts payable and accrued liabilities	286.8	204.6
Taxes payable	30.1	14.4
Governmental Loans	143.6	120.4
Financial arrangement	11.3
Financial liabilities	475.6	343.9
Carrying Amount [member] | Provincial MENDM Loan [member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest on Provincial MENDM Loan	$ 3.5	$ 2.6